COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (see Note 17). In April 2020, Tracon issued a notice of dispute with respect to the TJD5 Agreement and the BsAbs Agreement. The disputes relating to the TJD5 Agreement and the BsAbs Agreement are the subject of a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. In April 2023, the Group received the result of the arbitration, which is further discussed in Note 17.

The Group did not have significant long-term obligations, or guarantees as of December 31, 2021 and 2022.

Capital commitments

The capital expenditures related to property, equipment and software contracted for as of December 31, 2021 and 2022 but not recognized in the Group’s consolidated financial statements were RMB24,426 and RMB4,392, respectively.